RELATED PARTY TRANSACTIONS (Details) - EBP Japan	12 Months Ended
	Jun. 30, 2026 JPY (¥) shares	Jun. 30, 2026 USD ($)	Jun. 30, 2025 JPY (¥) shares	Jun. 30, 2024 JPY (¥) shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($) shares
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of Shares (in shares)	943,306		994,167	1,060,102	943,306	994,167
Cost	¥ 21,770,000,000		¥ 26,308,145,092	¥ 23,463,946,070	$ 134,100,000	$ 182,500,000
Dividend income	463,142,187	$ 2,852,230	447,910,705	459,308,550
Employer contributions	¥ 199,070,000.00	$ 1,225,939	¥ 212,707,800	¥ 216,183,600